Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Cash Flow Parenthetical) (Details) - Convertible Senior Notes [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Debt issuance costs	$ 0	$ 18,630	$ 12,150
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issuance costs	$ 0	$ 18,630	$ 12,150